Average Annual Total Returns - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - Select Semiconductors Portfolio	Apr. 29, 2023
Select Semiconductors Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	(35.18%)
Past 5 years	16.62%
Past 10 years	22.47%
Select Semiconductors Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	(36.03%)
Past 5 years	13.54%
Past 10 years	19.48%
Select Semiconductors Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(20.04%)
Past 5 years	12.45%
Past 10 years	18.10%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1508
Average Annual Return:
Past 1 year	(34.63%)
Past 5 years	15.79%
Past 10 years	21.19%